Recoverable taxes (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Withholding taxes and contributions	R$ 18,494	R$ 29,272
ICMS	5,242	4,286
PIS and COFINS	1,367	456
Other	2,711	1,080
Recoverable taxes	27,814	35,094
Current assets	22,648	R$ 35,094
Non-current assets	5,166
Napse S.R.L.
Advance of income tax	1,253
Balance tax recoverable from the software promotion law	R$ 785